SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On July 10, 2013, the Company entered into an unsecured $120,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). Under the terms of the Note, it matures July 10, 2015, accrues interest at 7.5% per annum beginning July 1, 2013, is convertible into shares of our common stock at $0.20 per share but only if such conversion would not cause the Noteholder to own more than 9.9% of our outstanding common stock and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On August 13, 2013, the Company entered into an unsecured $50,000 promissory note with a stockholder. The terms of the note have not been negotiated.

On September 16, 2013, we entered into an unsecured $12,500 principal amount convertible promissory note (“Promissory Note”) with a non-affiliate stockholder (“Noteholder”). Under the terms of the, it matures September 16, 2015, accrues interest at 7.5% per annum beginning October 1, 2013, is convertible into shares of our common stock at $0.20 per share and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 500,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 500,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 400,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 400,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 400,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 400,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 300,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 300,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 250,000 shares of the Company’s common stock. In addition, upon the successful introduction of the company to Investment Banking Firms, the Consultant shall receive 250,000 warrants, cashless, at $0.50 per share, 3 year term. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On August 27, 2013 the Company issued 250,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

On August 12, 2013, our wholly-owned subsidiary, Cerebain Biotech Corp., entered into an Advertising Contract with Chineseinvestors.com, pursuant to which Chineseinvestors.com will provide advertising services to us for a twelve month marketing campaign, beginning August 12, 2013 and ending on August 12, 2014. Specifically, under the agreement, Chineseinvestors.com agrees to provide us with (i) a taped interview to be aired six (6) times on both Phoenix Satellite TV (USA), (ii) an interview to be aired on FM 96.1 KSQQ San Jose, CA, (iii) an interview to be aired on AM 1320 KXYZ Houston, TX, (iv) a link from its home page www.chineseinvestors.com to our company profile for a period of twelve (12) months and (v) a maximum of twelve (12) emails to its database members. Chineseinvestors.com will also provide all translation work for the interview, company profile, and email content. In exchange for these services we agreed to (i) pay Chineseinvestors.com a total of $125,000, with $20,000 due on August 14, 2013, and the remaining $105,000 payable in eleven equal monthly payments of $9,545, due the 12th of each month, beginning on September 12, 2013; and (ii) issue Chineseinvestors.com a total of 150,000 shares of our common stock, restricted in accordance with Rule 144, with piggy back registration rights. On August 27, 2013 the Company issued 45,000 shares of common stock to an individual as payment for consulting services per contract dated August 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.On August 27, 2013 the Company issued 105,000 shares of common stock to an individual as payment for consulting services per contract dated August 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.